Inventories - Composition of Inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Summary of inventories [line items]
Cost	R$ 3,397,119	R$ 3,550,809
Provision for losses	(42,587)	(37,099)
Net balance	3,354,532	3,513,710	R$ 2,781,377
Fuels [member]
Summary of inventories [line items]
Cost	1,367,015	1,626,582
Provision for losses	(1,804)	(3,074)
Net balance	1,365,211	1,623,508
Finished goods [member]
Summary of inventories [line items]
Cost	581,504	500,223
Provision for losses	(20,923)	(18,495)
Net balance	560,581	481,728
Work in process [member]
Summary of inventories [line items]
Cost	1,412	1,637
Net balance	1,412	1,637
Raw Materials [member]
Summary of inventories [line items]
Cost	383,161	492,029
Provision for losses	(1,894)	(1,835)
Net balance	381,267	490,194
Liquified petroleum gas [member]
Summary of inventories [line items]
Cost	109,362	102,748
Provision for losses	(5,761)	(5,761)
Net balance	103,601	96,987
Consumable materials [member]
Summary of inventories [line items]
Cost	150,188	160,024
Provision for losses	(3,770)	(5,380)
Net balance	146,418	154,644
Pharmaceutical hygiene beauty products member
Summary of inventories [line items]
Cost	583,060	417,726
Provision for losses	(5,364)	(2,447)
Net balance	577,696	415,279
Advances to suppliers [member]
Summary of inventories [line items]
Cost	193,928	222,808
Provision for losses	(2,964)
Net balance	190,964	222,808
Properties for resale [member]
Summary of inventories [line items]
Cost	27,489	27,032
Provision for losses	(107)	(107)
Net balance	R$ 27,382	R$ 26,925